Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000161835
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,010		$ 10,341		$ 10,942		$ 11,333		$ 11,993		$ 12,364		$ 12,910		$ 13,700		$ 13,743		$ 14,311		$ 14,987		$ 12,570		$ 14,707		$ 15,267		$ 15,061		$ 16,279		$ 12,049		$ 16,158		$ 18,382		$ 23,000		$ 23,877		$ 25,893		$ 25,267	$ 25,459	$ 22,906	$ 17,932	$ 17,489	$ 18,169	$ 19,599	$ 21,003	$ 20,499	$ 23,555	$ 25,517	$ 24,649	$ 26,518	$ 28,228	$ 26,047	$ 29,813	$ 31,967	$ 31,769
C000161836
Account Value [Line Items]
Accumulated Value			10,000		10,010		10,341		10,952		11,343		12,014		12,396		12,932		13,735		13,778		14,348		15,036		12,612		14,756		15,329		15,123		16,356		12,100		16,235		18,490		23,136		24,015		26,062		25,434	25,628	23,065	18,070	17,626	18,306	19,758	21,182	20,676	23,775	25,763	24,889	26,783	28,528	26,311	30,115	32,304	32,113
C000219328
Account Value [Line Items]
Accumulated Value	$ 11,017	$ 10,000		$ 14,785		$ 16,840		$ 21,074		$ 21,898		$ 23,764		$ 23,203		$ 23,391		$ 21,064		$ 16,505		$ 16,099		$ 16,731		$ 18,069		$ 19,371		$ 18,921		$ 21,765		$ 23,584		$ 22,798		$ 24,543		$ 26,144		$ 24,114		$ 27,623		$ 29,641		$ 29,477
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell Select Mid Cap Index
Account Value [Line Items]
Accumulated Value			10,000		9,989		10,316		10,931		11,315		11,988		12,370		12,913		13,710		13,766		14,336		15,033		12,590		14,727		15,309		15,108		16,354		12,103		16,251		18,511		23,166		24,083		26,144		25,521	25,732	23,159	18,146	17,696	18,399	19,866	21,288	20,788	23,909	25,911	25,038	26,960	28,727	26,488	30,348	32,554	32,382
Russell Select Mid Cap Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,989		$ 10,316		$ 10,931		$ 11,315		$ 11,988		$ 12,370		$ 12,913		$ 13,710		$ 13,766		$ 14,336		$ 15,033		$ 12,590		$ 14,727		$ 15,309		$ 15,108		$ 16,354		$ 12,103		$ 16,251		$ 18,511		$ 23,166		$ 24,083		$ 26,144		$ 25,521	$ 25,732	$ 23,159	$ 18,146	$ 17,696	$ 18,399	$ 19,866	$ 21,288	$ 20,788	$ 23,909	$ 25,911	$ 25,038	$ 26,960	$ 28,727	$ 26,488	$ 30,348	$ 32,554	$ 32,382
Russell Select Mid Cap Index
Account Value [Line Items]
Accumulated Value	$ 11,008	$ 10,000		$ 14,781		$ 16,836		$ 21,071		$ 21,905		$ 23,779		$ 23,212		$ 23,404		$ 21,064		$ 16,505		$ 16,095		$ 16,734		$ 18,069		$ 19,362		$ 18,908		$ 21,746		$ 23,567		$ 22,773		$ 24,521		$ 26,128		$ 24,092		$ 27,602		$ 29,609		$ 29,453